Convertible senior notes - Additional Information (Detail)				12 Months Ended
	Jul. 01, 2022	Jul. 01, 2019 USD ($)	Jul. 01, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2019 $ / shares	Jul. 01, 2019 CNY (¥) ¥ / shares
Debt Instrument [Line Items]
Proceeds from convertible debt net				$ 328,884,677	¥ 2,289,629,341
Underwriting discounts and offering expenses, interest rate effective percentage		2.07%	2.07%
Convertible Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount of convertible debt		$ 300,000,000
Debt interest rate		1.00%						1.00%
Debt maturity		Jul. 01, 2026	Jul. 01, 2026
Debt principal amount for conversion		$ 1,000
Proceeds from convertible debt net		334,000,000	¥ 2,290,000,000
Debt issuance cost		11,000,000						¥ 73,000,000
Proceeds from convertible debt gross		345,000,000
Debt carrying amount gross				345,000,000		¥ 2,402,000,000
Debt unamortized expenses				9,000,000		62,000,000
Debt carrying amount net				$ 336,000,000		¥ 2,340,000,000
Debt instrument term				2 years 6 months	2 years 6 months
Convertible Senior Notes [Member] | Call Option [Member]
Debt Instrument [Line Items]
Cost of capped call				$ 28,000,000	¥ 193,000,000
Convertible Senior Notes [Member] | Forecast [Member]
Debt Instrument [Line Items]
Debt repurchase price percentage	100.00%
Convertible Senior Notes [Member] | ADS [Member]
Debt Instrument [Line Items]
Debt initial conversion rate | (per share)							$ 9.41	¥ 106.2756
Convertible Senior Notes [Member] | ADS [Member] | Call Option [Member]
Debt Instrument [Line Items]
Debt issuance cost paid				$ 28,000,000
Convertible Senior Notes [Member] | ADS [Member] | Call Option [Member] | Strike Price [Member]
Debt Instrument [Line Items]
Debt initial conversion rate | $ / shares				$ 9.4095
Convertible Senior Notes [Member] | ADS [Member] | Call Option [Member] | Cap Price [Member]
Debt Instrument [Line Items]
Debt initial conversion rate | $ / shares				$ 12.9150
Convertible Senior Notes [Member] | Additional Notes [Member]
Debt Instrument [Line Items]
Principal amount of convertible debt		$ 45,000,000